Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Components of Property, Plant and Equipment
Property, plant and equipment consist of the following components:

	31 March
(Millions of US dollars)	2023	2022
Land	$79.8	$83.6
Buildings	568.1	530.6
Machinery and equipment	2,044.2	1,880.0
Construction in progress	502.6	167.9
Property, plant and equipment, at cost	3,194.7	2,662.1
Less accumulated depreciation	(1,355.1)	(1,205.1)
Property, plant and equipment, net	$1,839.6	$1,457.0